                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


  Investment Company Act file number:                  811-750

  Exact name of registrant as specified in charter:    Delaware Group
                                                       Equity Funds II

  Address of principal executive offices:              2005 Market Street
                                                       Philadelphia, PA 19103

  Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

  Registrant's telephone number, including area code:  (800) 523-1918

  Date of fiscal year end:                             November 30

  Date of reporting period:                            February 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
Delaware Large Cap Value Fund
February 28, 2005

                                                                                                       NUMBER OF          MARKET
                                                                                                        SHARES             VALUE
  COMMON STOCK- 97.70%
  Banking - 7.11%
  Bank of America                                                                                        835,184        $38,961,334
 *PMI Group                                                                                              644,200         25,929,050
  U.S. Bancorp                                                                                           747,300         22,232,175
  Wachovia                                                                                               411,900         21,834,819
                                                                                                                        -----------
                                                                                                                        108,957,378
                                                                                                                        -----------
  Consumer Discretionary - 6.12%
 *Knight-Ridder                                                                                          206,100         13,499,550
 *New York Times Class A                                                                                 440,900         16,163,394
  NIKE Class B                                                                                           240,200         20,885,390
  Radioshack                                                                                             565,600         16,719,136
  Viacom Class B                                                                                         761,363         26,571,569
                                                                                                                        -----------
                                                                                                                         93,839,039
                                                                                                                        -----------
  Consumer Staples - 7.01%
  Anheuser-Busch                                                                                         508,100         24,109,345
  Clorox                                                                                                 262,000         15,730,480
  General Mills                                                                                          387,900         20,314,323
  Kimberly-Clark                                                                                         285,100         18,810,898
  PepsiCo                                                                                                528,800         28,481,168
                                                                                                                        -----------
                                                                                                                        107,446,214
                                                                                                                        -----------
  Energy - 10.49%
  ChevronTexaco                                                                                          570,200         35,398,016
  Exxon Mobil                                                                                            922,980         58,433,864
 *Kerr-McGee                                                                                             309,200         24,012,472
 *Murphy Oil                                                                                             178,100         17,817,124
*+Noble                                                                                                  441,400         25,190,698
                                                                                                                        -----------
                                                                                                                        160,852,174
                                                                                                                        -----------
  Finance - 18.71%
  American Express                                                                                       301,700         16,337,055
 *AON                                                                                                    693,600         17,000,136
  Citigroup                                                                                            1,244,812         59,402,428
  J.P. Morgan Chase                                                                                    1,041,230         38,056,957
  MBNA                                                                                                 1,493,300         37,885,021
  Mellon Financial                                                                                       517,000         14,827,560
  Merrill Lynch                                                                                          389,900         22,840,342
  Morgan Stanley                                                                                         940,400         53,104,387
 +Prudential Financial                                                                                   484,100         27,593,700
                                                                                                                        -----------
                                                                                                                        287,047,586
                                                                                                                        -----------
  Healthcare - 13.46%
  Abbott Laboratories                                                                                    543,700         25,004,763
  Baxter International                                                                                   447,400         15,954,284
  Bristol-Myers Squibb                                                                                 1,233,900         30,884,517
  Cigna                                                                                                  186,400         16,925,120
 *GlaxoSmithKline ADR                                                                                    656,400         31,651,608
  Pfizer                                                                                               1,668,485         43,864,470
  Wyeth                                                                                                1,031,700         42,113,994
                                                                                                                        -----------
                                                                                                                        206,398,756
                                                                                                                        -----------
  Industrial - 10.41%
 *Aramark Class B                                                                                        683,300         19,152,899
  Avery Dennison                                                                                         261,000         15,842,700
  Caterpillar                                                                                            180,000         17,109,000
 *Emerson Electric                                                                                       230,200         15,266,864
  General Electric                                                                                     1,701,114         59,879,213
  Goodrich (B.F.)                                                                                        433,500         16,052,505
  Honeywell International                                                                                429,400         16,304,318
                                                                                                                        -----------
                                                                                                                        159,607,499
                                                                                                                        -----------
  Information Technology - 7.64%
 +Cisco Systems                                                                                          869,900         15,153,658
  Intel                                                                                                  681,500         16,342,370
  International Business Machines                                                                        329,300         30,486,594
 +Microsoft                                                                                            1,145,900         28,853,762
*+National Semiconductor                                                                               1,315,400         26,242,230
                                                                                                                        -----------
                                                                                                                        117,078,614
                                                                                                                        -----------

  Materials - 6.64%
  Alcoa                                                                                                  635,800         20,421,896
  Dow Chemical                                                                                           747,400         41,219,110
  duPont (E.I.) deNemours                                                                                397,000         21,160,100
 *International Paper                                                                                    509,608         19,033,859
                                                                                                                        -----------
                                                                                                                        101,834,965
                                                                                                                        -----------
  Telecommunication Services - 6.43%
 *BCE                                                                                                  1,281,800         30,045,392
  SBC Communications                                                                                   1,901,500         45,731,075
  Verizon Communications                                                                                 635,500         22,858,935
                                                                                                                         ----------
                                                                                                                         98,635,402
                                                                                                                         ----------
  Utilities - 3.68%
 *Dominion Resources                                                                                     249,700         17,985,891
 *Energy East                                                                                            872,900         22,450,988
 *FPL Group                                                                                              201,800         16,012,830
                                                                                                                         ----------
                                                                                                                         56,449,709
                                                                                                                         ----------
  TOTAL COMMON STOCK (COST $1,271,661,587)                                                                            1,498,147,336
                                                                                                                      -------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 2.44%
With BNP Paribas 2.59% 3/1/05 (dated 2/28/05, to be repurchased at $20,623,484, collateralized by $19,589,000 U.S. Treasury Bills due 4/28/05, market value
$19,508,924, $1,113,000 U.S. Treasury Bills due 5/26/05, market value
$1,105,684, and $425,000 U.S. Treasury Bills due 6/16/05, market
value $421,632)                                                                                      $20,622,000         20,622,000

With UBS Warburg 2.58% 3/1/05
(dated 2/28/05, to be repurchased at $16,748,200,
collateralized by $17,116,000 U.S. Treasury Bills
due 3/24/05, market value $17,090,258)                                                                16,747,000         16,747,000
                                                                                                                         ----------
TOTAL REPURCHASE AGREEMENTS (cost $37,369,000)
                                                                                                                        37,369,000

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 100.14%
   (cost $1,309,030,587)                                                                                              1,535,516,336
                                                                                                                      -------------

SECURITIES LENDING COLLATERAL**- 6.09%
Short-Term Investments
Abbey National 2.64% 1/13/06                                                                            2,285,989         2,287,387
ABN AMRO Amsterdam 2.55% 3/22/05                                                                        3,081,255         3,081,222
Bank of Nova Scotia 2.69% 3/29/05                                                                         924,336           924,305
Bank of the West 2.57% 3/2/06                                                                           3,081,704         3,081,222
Barclays London 2.54% 3/10/05                                                                           3,104,825         3,104,411
Barclays New York 2.62% 6/1/05                                                                            308,040           308,022
Bayerische Landesbank 2.61% 3/31/06                                                                     3,080,227         3,081,222
Bear Stearns
   2.65%1/17/06                                                                                           616,179           616,661
   2.68% 3/18/05                                                                                        2,774,223         2,774,860
Beta Finance 2.51% 3/21/05                                                                                675,891           674,950
Calyon 2.57% 4/19/05                                                                                    3,081,119         3,081,066
Citigroup Global Markets 2.70% 3/7/05                                                                   3,327,707         3,327,720
Credit Swiss First Boston NY 2.56% 12/29/05                                                               646,911           647,107
Fortis Bank 2.54% 3/22/05                                                                               3,081,266         3,081,222
Goldman Sachs 2.77% 2/28/06                                                                             3,388,667         3,389,345
IXIS Corporate & Investment Bank 2.55% 3/22/05                                                          3,081,255         3,081,222
Lehman Holdings 2.70% 12/23/05                                                                          3,081,491         3,084,905
Marshall & Ilsley Bank 2.51% 12/29/05                                                                   3,081,541         3,081,407
Merrill Lynch Mortgage Capital
   2.73% 4/5/05                                                                                           246,498           246,498
   2.73% 4/12/05                                                                                        3,081,222         3,081,222

Morgan Stanley
   2.65% 3/1/05                                                                                         8,186,466         8,186,466
   2.71% 3/10/05                                                                                        2,464,962         2,464,978
   2.71% 3/31/06                                                                                          615,185           616,245
   2.81% 2/28/06                                                                                          308,122           308,122
Nordea Bank New York 2.57% 5/13/05                                                                      3,081,158         3,081,011
Pfizer 2.55% 3/31/06                                                                                    2,957,973         2,957,973
Proctor & Gamble 2.42% 3/31/06                                                                          3,081,222         3,081,222
Rabobank, New York 2.63% 3/2/05                                                                         3,081,031         3,081,031
Royal Bank of Canada 2.61% 6/27/05                                                                      3,081,361         3,080,915
Sigma Finance 2.57% 9/30/05                                                                             2,896,410         2,895,870
Societe Generale London 2.43% 3/7/05                                                                      616,250           616,244

Societe Generale New York 2.56% 6/14/05                                                                 2,783,203        2,782,840
Sun Trust Bank 2.61% 8/5/05                                                                             1,540,808        1,540,447
UBS Securities 2.64% 3/1/05                                                                             6,162,445        6,162,445
Washington Mutual 2.60% 4/1/05                                                                          3,389,448        3,389,345
Wells Fargo 2.56% 3/31/06                                                                               3,081,388        3,081,222
                                                                                                                         ---------
TOTAL SECURITIES LENDING COLLATERAL (cost $93,362,352)                                                                  93,362,352
                                                                                                                        ----------

TOTAL MARKET VALUE OF SECURITIES - 106.23%
   (cost $1,402,392,939)                                                                                             1,628,878,688++
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (6.09%)**                                                         (93,362,352)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.14%)                                                   (2,187,688)
                                                                                                                         ---------
NET ASSETS APPLICABLE TO 82,009,199 SHARES OUTSTANDING - 100.00%                                                    $1,533,328,648
                                                                                                                    --------------

*Fully or partially on loan.
**See Note 3 in "Notes."
+Non-income producing security for the period ended February 28, 2005. ++Includes $91,579,781 of securities loaned.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Large Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. INVESTMENTS
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments          $1,323,663,773
                                       --------------
Aggregate unrealized appreciation         228,963,007
Aggregate unrealized depreciation         (17,110,444)
                                       --------------
Net unrealized appreciation            $  211,852,563
                                       --------------

For federal income tax purposes, at November 30, 2004, capital loss carryforwards of $134,745,369 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $20,170,293 expires in 2007, $20,496,938 expires in 2008, $40,482,074 expires in 2009,
$38,177,581 expires in 2010 and $15,418,483 expires in 2011.

3.  SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

 At February 28, 2005, the market value of the securities on loan was $91,579,781, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

------------------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)
Delaware Value Fund
February 28, 2005
                                                                                                        NUMBER OF          MARKET
                                                                                                         SHARES            VALUE
 COMMON STOCK- 96.21%
 Consumer Discretionary - 5.96%
 Limited Brands                                                                                          176,300        $ 4,192,414
 Mattel                                                                                                  194,600          4,071,032
                                                                                                                        -----------
                                                                                                                          8,263,446
                                                                                                                        -----------
 Consumer Staples - 8.94%
 Archer-Daniels-Midland                                                                                  176,200          4,246,420
 ConAgra Foods                                                                                           150,400          4,108,928
 Kimberly-Clark                                                                                           61,400          4,051,172
                                                                                                                        -----------
                                                                                                                         12,406,520
                                                                                                                        -----------
 Energy - 9.30%
 ChevronTexaco                                                                                            68,000          4,221,440
 ConocoPhillips                                                                                           38,800          4,302,532
 Exxon Mobil                                                                                              69,200          4,381,052
                                                                                                                        -----------
                                                                                                                         12,905,024
                                                                                                                        -----------
 Finance - 23.75%
 Allstate                                                                                                 76,900          4,127,992
 Aon                                                                                                     168,100          4,120,131
 Hartford Financial Services                                                                              57,500          4,137,125
 Huntington Bancshares                                                                                   183,500          4,132,420
 Marshall & Ilsley                                                                                       101,600          4,113,784
 Morgan Stanley                                                                                           72,400          4,088,428
 Wachovia                                                                                                 78,300          4,150,683
 Washington Mutual                                                                                        97,400          4,086,904
                                                                                                                        -----------
                                                                                                                         32,957,467
                                                                                                                        -----------
 Healthcare - 18.23%
 Abbott Laboratories                                                                                      88,600          4,074,714
 Baxter International                                                                                    118,000          4,207,880
 Bristol-Myers Squibb                                                                                    168,600          4,220,058
 Merck                                                                                                   137,400          4,355,580
 Pfizer                                                                                                  160,300          4,214,287
 Wyeth                                                                                                   103,300          4,216,706
                                                                                                                        -----------
                                                                                                                         25,289,225
                                                                                                                        -----------
 Industrials - 6.12%
 Boeing                                                                                                   76,100          4,183,217
 Union Pacific                                                                                            67,900          4,308,255
                                                                                                                        -----------
                                                                                                                          8,491,472
                                                                                                                        -----------
 Information Technology - 8.94%
 Hewlett-Packard                                                                                         200,900          4,178,720
 International Business Machines                                                                          44,300          4,101,294
+Xerox                                                                                                   263,900          4,116,840
                                                                                                                        -----------
                                                                                                                         12,396,854
                                                                                                                        -----------
 Materials - 3.05%
 Weyerhaeuser                                                                                             63,200          4,229,976
                                                                                                                        -----------
                                                                                                                          4,229,976
                                                                                                                        -----------
 Telecommunication Services - 5.95%
 SBC Communications                                                                                      170,000          4,088,500
 Verizon Communications                                                                                  115,700          4,161,729
                                                                                                                        -----------
                                                                                                                          8,250,229
                                                                                                                        -----------

Utilities - 5.97%
Energy East                                                                                              160,000          4,115,200
FPL Group                                                                                                 52,500          4,165,875
                                                                                                                        -----------
                                                                                                                          8,281,075
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $122,707,215)                                                                                  133,471,288
                                                                                                                        -----------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 5.28%
With BNP Paribas 2.59% 3/1/05
(dated 2/28/05, to be repurchased at $4,045,291,
collateralized by $3,842,000 U.S. Treasury
Bills due 4/28/05, market value $3,826,712,
$218,000 U.S. Treasury Bills due 5/26/05,
market value $216,882, and $83,000
U.S. Treasury Bills due 6/16/05, market
value $82,704)                                                                                        $4,045,000          4,045,000

With UBS Warburg 2.58% 3/1/05
(dated 2/28/05, to be repurchased at $3,285,235,
collateralized by $3,357,000 U.S. Treasury Bills
due 3/24/05, market value $3,352,286)                                                                  3,285,000          3,285,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $7,330,000)                                                                             7,330,000
                                                                                                                       ------------


TOTAL MARKET VALUE OF SECURITIES - 101.49%
   (cost $130,037,215)                                                                                                  140,801,288
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (1.49%)                                                    (2,064,105)
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 12,657,891 SHARES OUTSTANDING - 100.00%                                                       $138,737,183
                                                                                                                       ------------

+Non-income producing security for the period ended February 28, 2005.

-----------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Value Fund (formerly Delaware Diversified Value Fund) (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:


Aggregate cost of investments              $130,513,013
                                           ------------
Aggregate unrealized appreciation            11,873,128
Aggregate unrealized depreciation            (1,584,853)
                                           ------------
Net unrealized appreciation                $ 10,288,275
                                           ------------

--------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS II


         Jude T. Driscoll
--------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 25, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 25, 2005


         Michael P. Bishof
--------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    April 25, 2005